Investment Securities - Analysis of the Carrying Value of Investment Securities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 78,396	$ 69,269
Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	18,650	19,686
U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	39,091	29,297
Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	2,370	2,861
Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	18,285	17,425
Financial assets available-for-sale [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		50,504
Financial assets available-for-sale [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 12,093
Yield %		1.40%
Financial assets available-for-sale [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 4,823
Yield %		1.70%
Financial assets available-for-sale [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 6,672
Yield %		1.30%
Financial assets available-for-sale [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 19,803
Yield %		2.50%
Financial assets available-for-sale [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 5,802
Yield %		1.20%
Financial assets available-for-sale [member] | Preferred equity instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 311
Financial assets available-for-sale [member] | Common shares [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		1,000
Held-to-maturity investments, category [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		18,765
Held-to-maturity investments, category [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		3,993
Held-to-maturity investments, category [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		2,705
Held-to-maturity investments, category [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		5,779
Held-to-maturity investments, category [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		6,288
Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	57,148
Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 8,891
Yield %	1.90%
Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 4,352
Yield %	1.80%
Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 19,141
Yield %	2.40%
Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 19,990
Yield %	2.30%
Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 3,469
Yield %	1.90%
Fair Value Through Other Comprehensive Income [member] | Preferred equity instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 280
Fair Value Through Other Comprehensive Income [member] | Common shares [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,025
Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	20,743
Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	4,462
Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	3,131
Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	6,681
Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	6,469
Fair value through profit and loss [member] | Equity instruments [Member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	505
Within 3 months [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	12,335	10,627
Within 3 months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	2,918	76
Within 3 months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,797	1,961
Within 3 months [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	640	420
Within 3 months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	6,980	8,170
Within 3 months [member] | Financial assets available-for-sale [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		9,105
Within 3 months [member] | Financial assets available-for-sale [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 8
Yield %		0.90%
Within 3 months [member] | Financial assets available-for-sale [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 99
Yield %		0.60%
Within 3 months [member] | Financial assets available-for-sale [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 106
Yield %		1.00%
Within 3 months [member] | Financial assets available-for-sale [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 7,810
Yield %		0.60%
Within 3 months [member] | Financial assets available-for-sale [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 1,082
Yield %		0.60%
Within 3 months [member] | Held-to-maturity investments, category [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 1,522
Within 3 months [member] | Held-to-maturity investments, category [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		1,290
Within 3 months [member] | Held-to-maturity investments, category [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		65
Within 3 months [member] | Held-to-maturity investments, category [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		167
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	10,455
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 1,439
Yield %	0.60%
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 1,092
Yield %	1.70%
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 322
Yield %	1.80%
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 6,884
Yield %	1.30%
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 718
Yield %	1.50%
Within 3 months [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 1,880
Within 3 months [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	197
Within 3 months [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	354
Within 3 months [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	692
Within 3 months [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	637
Three to 12 months [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	16,444	11,476
Three to 12 months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,828	1,165
Three to 12 months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	8,384	4,178
Three to 12 months [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	541	579
Three to 12 months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	5,691	5,554
Three to 12 months [member] | Financial assets available-for-sale [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		9,112
Three to 12 months [member] | Financial assets available-for-sale [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 291
Yield %		1.10%
Three to 12 months [member] | Financial assets available-for-sale [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 737
Yield %		1.50%
Three to 12 months [member] | Financial assets available-for-sale [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 1,260
Yield %		1.50%
Three to 12 months [member] | Financial assets available-for-sale [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 5,283
Yield %		2.80%
Three to 12 months [member] | Financial assets available-for-sale [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 1,541
Yield %		0.80%
Three to 12 months [member] | Held-to-maturity investments, category [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 2,364
Three to 12 months [member] | Held-to-maturity investments, category [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		683
Three to 12 months [member] | Held-to-maturity investments, category [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		860
Three to 12 months [member] | Held-to-maturity investments, category [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		821
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	12,282
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 407
Yield %	1.50%
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 1,107
Yield %	1.80%
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 3,517
Yield %	2.00%
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 6,379
Yield %	1.70%
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 872
Yield %	1.80%
Three to 12 months [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 4,162
Three to 12 months [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	988
Three to 12 months [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,193
Three to 12 months [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	868
Three to 12 months [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,113
One to 5 years [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	42,116	38,720
One to 5 years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	11,478	15,500
One to 5 years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	26,137	19,344
One to 5 years [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	892	1,568
One to 5 years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	3,609	2,308
One to 5 years [member] | Financial assets available-for-sale [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		23,949
One to 5 years [member] | Financial assets available-for-sale [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 9,780
Yield %		1.10%
One to 5 years [member] | Financial assets available-for-sale [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 3,698
Yield %		1.70%
One to 5 years [member] | Financial assets available-for-sale [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 2,374
Yield %		1.00%
One to 5 years [member] | Financial assets available-for-sale [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 5,313
Yield %		4.10%
One to 5 years [member] | Financial assets available-for-sale [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 2,784
Yield %		1.60%
One to 5 years [member] | Held-to-maturity investments, category [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 14,771
One to 5 years [member] | Held-to-maturity investments, category [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		2,703
One to 5 years [member] | Held-to-maturity investments, category [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		1,914
One to 5 years [member] | Held-to-maturity investments, category [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		4,854
One to 5 years [member] | Held-to-maturity investments, category [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		5,300
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	28,349
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 5,878
Yield %	2.00%
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 2,084
Yield %	1.80%
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 13,485
Yield %	2.40%
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 5,349
Yield %	3.70%
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 1,553
Yield %	2.00%
One to 5 years [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 13,767
One to 5 years [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	3,266
One to 5 years [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	966
One to 5 years [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	5,121
One to 5 years [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	4,414
Five to ten years [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	3,765	5,464
Five to ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	357	1,276
Five to ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	2,053	3,023
Five to ten years [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	282	285
Five to ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,073	880
Five to ten years [member] | Financial assets available-for-sale [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		5,362
Five to ten years [member] | Financial assets available-for-sale [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 905
Yield %		2.70%
Five to ten years [member] | Financial assets available-for-sale [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 284
Yield %		2.40%
Five to ten years [member] | Financial assets available-for-sale [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 2,704
Yield %		1.60%
Five to ten years [member] | Financial assets available-for-sale [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 1,259
Yield %		5.70%
Five to ten years [member] | Financial assets available-for-sale [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 210
Yield %		2.50%
Five to ten years [member] | Held-to-maturity investments, category [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 102
Five to ten years [member] | Held-to-maturity investments, category [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		102
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	3,017
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 105
Yield %	2.60%
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 64
Yield %	3.20%
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 1,654
Yield %	3.10%
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 1,053
Yield %	3.80%
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 141
Yield %	2.60%
Five to ten years [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 748
Five to ten years [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	502
Five to ten years [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	246
Over ten years [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,926	1,671
Over ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,102	1,130
Over ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	354	419
Over ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	470	122
Over ten years [member] | Financial assets available-for-sale [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		1,665
Over ten years [member] | Financial assets available-for-sale [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 1,109
Yield %		3.20%
Over ten years [member] | Financial assets available-for-sale [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 5
Yield %		2.90%
Over ten years [member] | Financial assets available-for-sale [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 228
Yield %		1.50%
Over ten years [member] | Financial assets available-for-sale [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 138
Yield %		6.20%
Over ten years [member] | Financial assets available-for-sale [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 185
Yield %		2.50%
Over ten years [member] | Held-to-maturity investments, category [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 6
Over ten years [member] | Held-to-maturity investments, category [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		6
Over ten years [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,740
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 1,062
Yield %	3.50%
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 5
Yield %	2.90%
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 163
Yield %	3.20%
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 325
Yield %	4.30%
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 185
Yield %	2.60%
Over ten years [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 186
Over ten years [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	11
Over ten years [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	116
Over ten years [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	59
No specific maturity [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,810	1,311
No specific maturity [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	967	539
No specific maturity [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	366	372
No specific maturity [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	15	9
No specific maturity [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	462	391
No specific maturity [member] | Financial assets available-for-sale [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		1,311
No specific maturity [member] | Financial assets available-for-sale [member] | Preferred equity instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		311
No specific maturity [member] | Financial assets available-for-sale [member] | Common shares [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 1,000
No specific maturity [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,305
No specific maturity [member] | Fair Value Through Other Comprehensive Income [member] | Preferred equity instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	280
No specific maturity [member] | Fair Value Through Other Comprehensive Income [member] | Common shares [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,025
No specific maturity [member] | Fair value through profit and loss [member] | Equity instruments [Member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 505